DERIVATIVE INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amortized cost	$ 96,172	$ 63,157
Foreign currency derivatives: | Net Investment Hedging | Derivatives designated as hedging instruments:
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amortized cost	$ 2,600	$ 2,700